Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	24.00%	23.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.00%	79.00%	73.00%
Number of entities comprising risk benchmark	5	5	5